Leasing - Future lease payments receivable (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Leasing
Gross investment	kr 287	kr 238
Present value of minimum lease payments	256	216
Unearned finance income	32	21
Within 1 year
Leasing
Gross investment	109	111
Present value of minimum lease payments	106	108
Between 1 and 5 years
Leasing
Gross investment	118	83
Present value of minimum lease payments	104	74
More than 5 years
Leasing
Gross investment	60	44
Present value of minimum lease payments	kr 46	kr 34